INCOME TAX - Operating loss carry forwards (Details)	Dec. 31, 2021 CNY (¥)
INCOME TAX
Operating loss carry forwards, Total	¥ 90,626,058
Operating loss carry forwards, 2022	10,881,484
Operating loss carry forwards, 2023	28,044,412
Operating loss carry forwards, 2024	0
Operating loss carry forwards, 2025	29,986,636
Operating loss carry forwards, 2026	¥ 21,713,526